Leases	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Leases
20.	Leases
Information of leases in which the Group is a lessee is as follows. Information when the Group is a lessor is described in Note 11.

(1)	Amounts recognized in the consolidated statements of financial position
The consolidated statement of financial position shows the following amounts relating to leases:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Right-of-use assets
Property and building	￦	1,081,067	￦	1,019,537
Machinery and communication line facilities		50,794		89,150
Others		148,473		196,276

Total	￦	1,280,334	￦	1,304,963

(in millions of Korean won)	December 31, 2022		December 31, 2023
Lease liabilities 1
Current	￦	315,892	￦	307,868
Non-Current		856,146		872,042

Total	￦	1,172,038	￦	1,179,910

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statements of financial position (Notes 9).
For the years ended December 31, 2022 and 2023, Right-of-use assets related to leases increased by
￦
405,453 million and
￦
440,552 million, respectively.

(2)	Amounts recognized in the consolidated statements of profit or loss
The consolidated statement of profit or loss relating to leases for the year ended December 31, 2021,2022 and 2023 are as follows:

(in millions of Korean won)	December 31, 2021		December 31, 2022		December 31, 2023
Depreciation of Right-of-use assets
Property and building	￦	303,984	￦	305,120	￦	297,571
Machinery and communication line facilities		41,794		31,140		32,794
Others		52,938		59,954		72,372

Total	￦	398,716	￦	396,214	￦	402,737

Depreciation of Investment Properties	￦	1,794	￦	15	￦	—
Interest expense relating to lease liabilities		36,651		41,469		52,035
Expense relating to short-term leases		7,984		12,876		8,804
Expense relating to leases of low-value assets that are not short-term leases		26,033		26,813		26,290
Expense relating to variable lease payments not included in lease liabilities		8,400		4,827		9,288

The total cash outflow for leases for the year ended December 31, 2023 amounts to
￦
500,392 million (2021:
￦
468,360 million, 2022:
￦
464,337 million).